Fair Value Measurements - Summary of Fair Value Changes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Ending Balance	$ 87,889
Earn Out Liability [Member]
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Ending Balance	26,596
Fair Value, Inputs, Level 3 [Member]
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Beginning balance	9,200
Cash paid for contingent consideration	(26,573)
Liabilities Assumed	27,335
Losses included in earnings	38,427
Ending Balance	48,389
Fair Value, Inputs, Level 3 [Member] | Acquisition Contingent Consideration [Member]
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Beginning balance	9,200
Cash paid for contingent consideration	(26,573)
Liabilities Assumed	0
Losses included in earnings	17,373
Ending Balance	0
Fair Value, Inputs, Level 3 [Member] | Private Warrants [Member]
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Beginning balance	0
Cash paid for contingent consideration	0
Liabilities Assumed	9,613
Losses included in earnings	12,180
Ending Balance	21,793
Fair Value, Inputs, Level 3 [Member] | Earn Out Liability [Member]
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Beginning balance	0
Cash paid for contingent consideration	0
Liabilities Assumed	17,722
Losses included in earnings	8,874
Ending Balance	$ 26,596